Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Carrying Value and Fair Value of Other Financial Instruments

The carrying value and fair value of other financial instruments are as follows:

	Successor		Predecessor
	March 31, 2013		December 31, 2012
(dollars in millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
6 3/8% Senior Notes due 2022	$525.0	$549.9	$525.0	$547.3
Other financing arrangements	62.9	68.5	60.8	69.5

The carrying value and fair value of other financial instruments are as follows:

	December 31, 2012		December 31, 2011
(dollars in millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
Related party note due on demand	$—	$—	$80.2	$80.2
Related party note due 2018	—	—	400.0	415.1
6 3/8% Senior Notes due 2022	525.0	547.3	—	—
Other financing arrangements	60.8	69.5	48.2	47.5

Non-recurring Fair Value Measurements

As of December 31, 2012, the following assets were measured at fair value:

(dollars in millions)	December 31, 2012	Quoted prices in active markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Losses
Customer relationships	$2.8	$—	$—	$2.8	$(1.5)
Buildings and improvements	2.4	—	—	2.4	(11.8)

Impairment losses					$(13.3)